CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Product sales	$ 561,818	$ 275,769	$ 3,373,380	$ 542,728	$ 805,969	$ 135,867
Product sales - related parties	16,940	37,914	22,940	95,517	139,114	64,290
Manufacturing service	6,653	63,538	33,248	224,813
Kiosk Revenues	6,824	0	8,890	0
Consulting services - related parties	0	47,950	0	47,950
White Label Production & Consulting					242,190	145,832
Total revenues	592,235	425,171	3,438,458	911,008	1,187,273	345,989
Cost of sales	598,627	315,281	2,795,661	613,784	850,901	899,699
Gross profit from operations	(6,392)	109,890	642,797	297,224	336,372	(553,710)
General and administrative	791,562	107,891	1,758,561	736,812	981,676	303,682
General and administrative, related parties	45,000	283,973	195,000	403,973	469,259	420,000
Sales and marketing	200,976	31,815	685,086	96,638	542,680	27,597
Research and development	0	0	0	0	2,090	0
Total operating expenses	1,037,538	423,679	2,638,647	1,237,423	1,995,705	751,279
Operating loss	(1,043,930)	(313,789)	(1,995,850)	(940,199)	(1,659,333)	(1,304,989)
Other income (expense):
Interest expense, net	(3,684)	(3,513)	(13,080)	(206,145)	(209,676)	(160,423)
Other expense, net	(1,859)	(50,001)	(15,109)	(50,359)	(1,666)	(32)
Income before income taxes	(1,049,473)	(367,303)	(2,024,039)	(1,196,703)	(211,342)	(160,455)
Provision for income taxes	0	0	0	0	0	0
Net loss	(1,049,473)	(367,303)	(2,024,039)	(1,196,703)	(1,870,675)	(1,465,444)
Net loss attributable to non-controlling interests	(617)	0	(2,200)	0	14,250	0
Net loss attributable to Hempacco Co., Inc.	(1,048,856)	(367,303)	(2,021,839)	(1,196,703)	(1,856,425)	(1,465,444)
Dividends issued to preferred stockholders	0	0	0	757,479	(757,479)	0
Net loss attributable to common shareholders	$ (1,048,856)	$ (367,303)	$ (2,021,839)	$ (1,954,182)	$ (2,613,904)	$ (1,465,444)
Basic and dilutive earnings per share	$ (0.05)	$ (0.02)	$ (0.10)	$ (0.12)	$ (0.18)	$ (0.17)
Shares outstanding - basic and diluted:	21,689,509	18,395,532	20,421,159	16,072,448	14,641,224	8,440,466